March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Health Sciences Trust (BME)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 27.1%
4D Molecular Therapeutics, Inc.(a)	11,778	$ 38,043
AbbVie, Inc.(b)	176,876	37,059,059
AC Immune SA(a)	25,778	48,205
Alkermes PLC(a)	12,700	419,354
Allogene Therapeutics, Inc.(a)	108,101	157,827
Alnylam Pharmaceuticals, Inc.(a)	26,831	7,244,907
Amgen, Inc.(b)	52,296	16,292,819
Arcellx, Inc.(a)	15,514	1,017,718
Argenx SE, ADR(a)	16,263	9,625,500
Ascendis Pharma A/S, ADR(a)	9,459	1,474,280
Autolus Therapeutics PLC, ADR(a)	64,258	99,600
Avidity Biosciences, Inc.(a)	17,918	528,939
Beam Therapeutics, Inc.(a)	14,124	275,842
Biogen, Inc.(a)	19,041	2,605,570
Biohaven Ltd.(a)	17,625	423,705
BioMarin Pharmaceutical, Inc.(a)	21,076	1,489,862
BioNTech SE, ADR(a)	7,725	703,438
Blueprint Medicines Corp.(a)	26,672	2,360,739
Bridgebio Pharma, Inc.(a)	16,735	578,529
CG oncology, Inc.(a)	5,223	127,911
Denali Therapeutics, Inc.(a)	35,343	480,488
Disc Medicine, Inc.(a)	7,440	369,322
Dyne Therapeutics, Inc.(a)	24,506	256,333
Exact Sciences Corp.(a)	31,331	1,356,319
Gilead Sciences, Inc.	145,990	16,358,179
Immatics NV(a)	21,538	97,136
Incyte Corp.(a)	12,036	728,780
Insmed, Inc.(a)	49,150	3,749,653
Ionis Pharmaceuticals, Inc.(a)	14,080	424,794
Legend Biotech Corp., ADR(a)	10,574	358,776
Merus NV(a)	28,920	1,217,243
Metsera, Inc.(a)	11,612	316,079
Moderna, Inc.(a)	30,635	868,502
MoonLake Immunotherapeutics(a)(c)	6,057	236,647
Natera, Inc.(a)	11,360	1,606,418
Neurocrine Biosciences, Inc.(a)	23,103	2,555,192
Neurogene, Inc.(a)	16,102	188,554
Nurix Therapeutics, Inc.(a)	45,062	535,337
Nuvalent, Inc., Class A(a)	28,266	2,004,625
Protagonist Therapeutics, Inc.(a)	19,831	959,027
PTC Therapeutics, Inc.(a)	19,817	1,009,874
Regeneron Pharmaceuticals, Inc.	10,842	6,876,322
REGENXBIO, Inc.(a)	18,875	134,956
Rhythm Pharmaceuticals, Inc.(a)	49,466	2,620,214
Roivant Sciences Ltd.(a)	57,525	580,427
Sagimet Biosciences, Inc., Series A(a)	21,965	71,606
Scholar Rock Holding Corp.(a)	17,280	555,552
Stoke Therapeutics, Inc.(a)	70,495	468,792
TScan Therapeutics, Inc.(a)	49,480	68,282
Vaxcyte, Inc.(a)	7,730	291,885
Vertex Pharmaceuticals, Inc.(a)	28,074	13,610,837
Viking Therapeutics, Inc.(a)	9,142	220,779
Vir Biotechnology, Inc.(a)	20,570	133,294
Voyager Therapeutics, Inc.(a)	32,205	108,853
Xenon Pharmaceuticals, Inc.(a)	35,726	1,198,607
Zealand Pharma A/S(a)	6,909	518,828
		145,708,359
Security	Shares	Value
Capital Markets — 0.1%
Helix Acquisition Corp. II, Class A(a)	61,530	$ 695,289
Health Care Equipment & Supplies — 26.9%
Abbott Laboratories(b)	191,897	25,455,137
Alcon AG	32,610	3,095,667
Align Technology, Inc.(a)	8,170	1,297,886
Becton Dickinson & Co.	42,696	9,779,946
Boston Scientific Corp.(a)	288,869	29,141,105
Cooper Cos., Inc.(a)	24,363	2,055,019
Dexcom, Inc.(a)	26,328	1,797,939
Edwards Lifesciences Corp.(a)	130,720	9,474,586
GE HealthCare Technologies, Inc.(a)	66,438	5,362,211
Glaukos Corp.(a)	14,615	1,438,408
Hologic, Inc.(a)	11,900	735,063
IDEXX Laboratories, Inc.(a)	6,691	2,809,885
Inspire Medical Systems, Inc.(a)	4,482	713,893
Intuitive Surgical, Inc.(a)	30,725	15,217,171
Medtronic PLC	127,996	11,501,721
Novocure Ltd.(a)	48,448	863,343
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000)(a)(d)(e)	200	183,598
Nyxoah SA(a)	29,870	208,493
Orchestra BioMed Holdings, Inc.(a)(c)	18,076	77,365
Penumbra, Inc.(a)	12,105	3,236,998
STERIS PLC	9,642	2,185,359
Stryker Corp.	48,820	18,173,245
		144,804,038
Health Care Providers & Services — 14.3%
Cencora, Inc.	38,513	10,710,080
Cigna Group	16,686	5,489,694
Elevance Health, Inc.	26,558	11,551,668
Guardant Health, Inc.(a)	24,415	1,040,079
HCA Healthcare, Inc.	6,153	2,126,169
Humana, Inc.	18,525	4,901,715
Labcorp Holdings, Inc.	6,745	1,569,831
McKesson Corp.	14,508	9,763,739
Quest Diagnostics, Inc.	11,479	1,942,247
UnitedHealth Group, Inc.(b)	53,793	28,174,084
		77,269,306
Life Sciences Tools & Services — 9.1%
Agilent Technologies, Inc.	15,171	1,774,704
Bio-Techne Corp.	16,718	980,176
Danaher Corp.	64,241	13,169,405
IQVIA Holdings, Inc.(a)	6,738	1,187,909
Mettler-Toledo International, Inc.(a)	1,170	1,381,665
Repligen Corp.(a)	12,836	1,633,253
Thermo Fisher Scientific, Inc.	38,164	18,990,406
Waters Corp.(a)	20,065	7,395,357
West Pharmaceutical Services, Inc.	10,207	2,285,143
		48,798,018
Pharmaceuticals — 20.1%
AstraZeneca PLC	24,744	3,633,524
Bristol-Myers Squibb Co.	172,080	10,495,159
Daiichi Sankyo Co. Ltd.	57,800	1,376,442
Edgewise Therapeutics, Inc.(a)	8,490	186,780
Eli Lilly & Co.(b)	52,109	43,037,344
Johnson & Johnson	97,368	16,147,509
Merck & Co., Inc.(b)	83,142	7,462,826
Pfizer, Inc.	219,920	5,572,773
Roche Holding AG	14,080	4,634,117

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Sanofi SA	45,998	$ 5,092,983
Structure Therapeutics, Inc., ADR(a)	14,399	249,247
Teva Pharmaceutical Industries Ltd., ADR(a)	227,585	3,497,981
UCB SA	8,455	1,488,626
WaVe Life Sciences Ltd.(a)	19,104	154,360
Zoetis, Inc., Class A	31,654	5,211,831
		108,241,502
Total Common Stocks — 97.6% (Cost: $344,171,952)		525,516,512

	Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.0%
EXO Imaging, Inc., (Acquired 07/24/24, Cost: $28,863), 8.00%, 08/14/25(d)(e)	$29	40,128
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/27/24, Cost: $65,000), 12.00%, 02/28/26(d)(e)	— (f)	9,715
Total Corporate Bonds — 0.0% (Cost: $93,863)		49,843

	Benefical Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(d)(e)(g)	$6	59,385
Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc., (Acquired 09/30/15, Cost: $ —)(d)(e)(g)	190	2
Total Other Interests — 0.0% (Cost: $ — )		59,387

	Shares
Preferred Securities
Preferred Stocks — 0.7%(d)(e)
Biotechnology — 0.4%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)(a)	52,885	438,946
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)(a)	44,167	94,959
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)(a)	57,170	333,301
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)(a)	190,000	74,100
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, Cost: $485,124)(a)	85,817	485,724
Security	Shares	Value
Biotechnology (continued)
Kartos Therapeutics, Inc. (continued)
Series D, (Acquired 02/19/25, Cost: $133,467)	23,610	$ 133,633
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)(a)	21,100	562,737
		2,123,400
Health Care Equipment & Supplies(a) — 0.1%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	468
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	727,442
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	93	207
		728,117
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)(a)	4,243,029	345,299
Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)(a)	30,616	283,810
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $907,000)(a)	89,892	7,191
		3,487,817
Total Preferred Securities — 0.7% (Cost: $6,366,354)		3,487,817
Rights
Biotechnology(d) — 0.0%
Korro Bio, Inc., CVR	28,060	—
Mirati Therapeutics, Inc. CVR	15,747	11,653
		11,653
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	14,359	30,872
Total Rights — 0.0% (Cost: $25,669)		42,525
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $—), (Issued 04/10/24, Expires 04/10/34, Strike Price USD 3.35)(a)(d)(e)	238,856	26,274
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)(d)	4,201	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	4,050	$ 640
Total Warrants — 0.0% (Cost: $14,030)		26,914
Total Long-Term Investments — 98.3% (Cost: $350,671,868)		529,182,998
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(h)(i)(j)	88,851	88,896
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(h)(i)	12,923,887	12,923,887
Total Short-Term Securities — 2.4% (Cost: $13,012,783)		13,012,783
Total Investments Before Options Written — 100.7% (Cost: $363,684,651)		542,195,781
Options Written — (0.7)% (Premiums Received: $(4,778,392))		(3,656,177)
Total Investments, Net of Options Written — 100.0% (Cost: $358,906,259)		538,539,604
Other Assets Less Liabilities — 0.0%		93,797
Net Assets — 100.0%		$ 538,633,401

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,806,919, representing 0.7% of its net assets as of period end, and an original cost of $6,660,217.

(f)	Rounds to less than 1,000.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 277,709	$ —	$ (188,858)(a)	$ 61	$ (16)	$ 88,896	88,851	$ 691 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	26,275,044	—	(13,351,157)(a)	—	—	12,923,887	12,923,887	188,043	—
				$ 61	$ (16)	$ 13,012,783		$ 188,734	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Align Technology, Inc.	31	04/04/25	USD	205.00	USD	492	$ (7,905)
Biogen, Inc.	57	04/04/25	USD	150.00	USD	780	(1,425)
Bristol-Myers Squibb Co.	332	04/04/25	USD	59.00	USD	2,025	(73,040)
Cigna Group	19	04/04/25	USD	315.00	USD	625	(27,550)
Eli Lilly & Co.	57	04/04/25	USD	925.00	USD	4,708	(2,537)
Intuitive Surgical, Inc.	61	04/04/25	USD	590.00	USD	3,021	(9,150)
Medtronic PLC	154	04/04/25	USD	91.00	USD	1,384	(10,780)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Pfizer, Inc.	428	04/04/25	USD	27.00	USD	1,085	$ (1,070)
Vertex Pharmaceuticals, Inc.	34	04/04/25	USD	495.00	USD	1,648	(11,645)
Abbott Laboratories	192	04/11/25	USD	141.00	USD	2,547	(3,936)
Amgen, Inc.	99	04/11/25	USD	325.00	USD	3,084	(13,909)
Boston Scientific Corp.	141	04/11/25	USD	103.00	USD	1,422	(17,977)
Boston Scientific Corp.	254	04/11/25	USD	101.00	USD	2,562	(66,675)
Medtronic PLC	69	04/11/25	USD	95.00	USD	620	(1,070)
Regeneron Pharmaceuticals, Inc.	27	04/11/25	USD	730.00	USD	1,712	(6,278)
Abbott Laboratories	193	04/17/25	USD	135.00	USD	2,560	(44,583)
Abbott Laboratories	152	04/17/25	USD	140.00	USD	2,016	(13,148)
AbbVie, Inc.	67	04/17/25	USD	230.00	USD	1,404	(1,072)
Alcon AG	62	04/17/25	USD	92.50	USD	589	(26,350)
Alkermes PLC	48	04/17/25	USD	38.00	USD	158	(1,200)
Alnylam Pharmaceuticals, Inc.	67	04/17/25	USD	270.00	USD	1,809	(63,650)
Arcellx, Inc.	13	04/17/25	USD	70.00	USD	85	(3,055)
Argenx SE, ADR	30	04/17/25	USD	660.00	USD	1,776	(5,775)
Ascendis Pharma A/S, ADR	17	04/17/25	USD	165.00	USD	265	(3,528)
Avidity Biosciences, Inc.	34	04/17/25	USD	34.00	USD	100	(4,590)
Beam Therapeutics, Inc.	39	04/17/25	USD	37.00	USD	76	(2,535)
Becton Dickinson & Co.	71	04/17/25	USD	231.09	USD	1,626	(27,432)
Biohaven Ltd.	20	04/17/25	USD	47.50	USD	48	(2,200)
BioMarin Pharmaceutical, Inc.	40	04/17/25	USD	72.50	USD	283	(4,000)
BioNTech SE, ADR	15	04/17/25	USD	125.00	USD	137	(825)
BioNTech SE, ADR	14	04/17/25	USD	105.00	USD	127	(700)
Bio-Techne Corp.	23	04/17/25	USD	70.00	USD	135	(805)
Bio-Techne Corp.	40	04/17/25	USD	65.00	USD	235	(1,700)
Blueprint Medicines Corp.	50	04/17/25	USD	105.00	USD	443	(7,125)
Boston Scientific Corp.	140	04/17/25	USD	105.00	USD	1,412	(13,650)
Bridgebio Pharma, Inc.	31	04/17/25	USD	45.00	USD	107	(1,550)
Bristol-Myers Squibb Co.	321	04/17/25	USD	60.00	USD	1,958	(59,545)
Cencora, Inc.	46	04/17/25	USD	250.00	USD	1,279	(135,240)
Danaher Corp.	78	04/17/25	USD	220.00	USD	1,599	(6,240)
Dexcom, Inc.	50	04/17/25	USD	100.00	USD	341	(750)
Edgewise Therapeutics, Inc.	16	04/17/25	USD	31.00	USD	35	(2,920)
Edwards Lifesciences Corp.	214	04/17/25	USD	77.50	USD	1,551	(5,350)
Elevance Health, Inc.	12	04/17/25	USD	400.00	USD	522	(48,300)
Elevance Health, Inc.	44	04/17/25	USD	460.00	USD	1,914	(17,820)
Eli Lilly & Co.	141	04/17/25	USD	900.00	USD	11,645	(46,248)
Exact Sciences Corp.	83	04/17/25	USD	57.50	USD	359	(5,395)
GE HealthCare Technologies, Inc.	48	04/17/25	USD	90.00	USD	387	(720)
Gilead Sciences, Inc.	284	04/17/25	USD	115.00	USD	3,182	(42,032)
Guardant Health, Inc.	46	04/17/25	USD	43.00	USD	196	(10,235)
HCA Healthcare, Inc.	23	04/17/25	USD	340.00	USD	795	(28,980)
Humana, Inc.	15	04/17/25	USD	290.00	USD	397	(17,850)
IDEXX Laboratories, Inc.	13	04/17/25	USD	460.00	USD	546	(3,900)
Insmed, Inc.	86	04/17/25	USD	85.00	USD	656	(4,085)
Inspire Medical Systems, Inc.	6	04/17/25	USD	190.00	USD	96	(375)
Ionis Pharmaceuticals, Inc.	53	04/17/25	USD	35.00	USD	160	(2,120)
IQVIA Holdings, Inc.	12	04/17/25	USD	200.00	USD	212	(600)
Labcorp Holdings, Inc.	12	04/17/25	USD	260.00	USD	279	(600)
Medtronic PLC	154	04/17/25	USD	92.50	USD	1,384	(12,474)
Merus NV	43	04/17/25	USD	50.00	USD	181	(1,290)
Mettler-Toledo International, Inc.	2	04/17/25	USD	1,300.00	USD	236	(805)
Natera, Inc.	52	04/17/25	USD	180.00	USD	735	(8,320)
Neurocrine Biosciences, Inc.	52	04/17/25	USD	120.46	USD	575	(6,348)
Nuvalent, Inc., Class A	53	04/17/25	USD	85.25	USD	376	(6,434)
Penumbra, Inc.	23	04/17/25	USD	300.00	USD	615	(2,070)
Protagonist Therapeutics, Inc.	37	04/17/25	USD	60.00	USD	179	(740)
PTC Therapeutics, Inc.	37	04/17/25	USD	51.93	USD	189	(8,344)
Quest Diagnostics, Inc.	21	04/17/25	USD	185.00	USD	355	(210)
Repligen Corp.	31	04/17/25	USD	180.00	USD	394	(2,325)
Repligen Corp.	2	04/17/25	USD	150.00	USD	25	(290)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Rhythm Pharmaceuticals, Inc.	51	04/17/25	USD	60.00	USD	270	$ (15,810)
STERIS PLC	36	04/17/25	USD	230.00	USD	816	(12,690)
Stryker Corp.	59	04/17/25	USD	390.00	USD	2,196	(9,882)
Thermo Fisher Scientific, Inc.	58	04/17/25	USD	570.00	USD	2,886	(12,905)
Thermo Fisher Scientific, Inc.	43	04/17/25	USD	535.00	USD	2,140	(8,385)
UnitedHealth Group, Inc.	90	04/17/25	USD	535.00	USD	4,714	(123,300)
Vaxcyte, Inc.	30	04/17/25	USD	90.00	USD	113	(150)
Viking Therapeutics, Inc.	34	04/17/25	USD	37.50	USD	82	(527)
Waters Corp.	55	04/17/25	USD	390.00	USD	2,027	(23,237)
WaVe Life Sciences Ltd.	36	04/17/25	USD	15.00	USD	29	(720)
West Pharmaceutical Services, Inc.	20	04/17/25	USD	230.00	USD	448	(9,900)
Xenon Pharmaceuticals, Inc.	68	04/17/25	USD	38.20	USD	228	(4,553)
Zoetis, Inc., Class A	76	04/17/25	USD	165.00	USD	1,251	(20,330)
Abbott Laboratories	192	04/25/25	USD	131.00	USD	2,547	(90,240)
AbbVie, Inc.	290	04/25/25	USD	220.00	USD	6,076	(61,335)
Amgen, Inc.	99	04/25/25	USD	310.00	USD	3,084	(93,060)
Biogen, Inc.	15	04/25/25	USD	150.00	USD	205	(1,163)
Medtronic PLC	68	04/25/25	USD	95.00	USD	611	(2,788)
Merck & Co., Inc.	157	04/25/25	USD	99.00	USD	1,409	(8,635)
UnitedHealth Group, Inc.	114	04/25/25	USD	515.00	USD	5,971	(298,110)
Vertex Pharmaceuticals, Inc.	73	04/25/25	USD	510.00	USD	3,539	(36,500)
AbbVie, Inc.	248	05/02/25	USD	205.00	USD	5,196	(216,380)
Boston Scientific Corp.	281	05/02/25	USD	107.00	USD	2,835	(41,447)
Danaher Corp.	107	05/02/25	USD	225.00	USD	2,194	(17,655)
Dexcom, Inc.	50	05/02/25	USD	74.00	USD	341	(9,000)
Gilead Sciences, Inc.	270	05/02/25	USD	113.00	USD	3,025	(96,390)
Humana, Inc.	12	05/02/25	USD	300.00	USD	318	(13,800)
Intuitive Surgical, Inc.	55	05/02/25	USD	530.00	USD	2,724	(51,150)
Johnson & Johnson	210	05/02/25	USD	165.00	USD	3,483	(91,350)
Medtronic PLC	41	05/02/25	USD	90.00	USD	368	(7,975)
Pfizer, Inc.	407	05/02/25	USD	27.00	USD	1,031	(11,396)
Thermo Fisher Scientific, Inc.	44	05/02/25	USD	550.00	USD	2,189	(11,880)
Cigna Group	44	05/09/25	USD	330.00	USD	1,448	(60,940)
Johnson & Johnson	159	05/09/25	USD	170.00	USD	2,637	(34,980)
Merck & Co., Inc.	158	05/09/25	USD	95.00	USD	1,418	(25,359)
AbbVie, Inc.	67	05/16/25	USD	230.00	USD	1,404	(8,911)
Agilent Technologies, Inc.	57	05/16/25	USD	130.00	USD	667	(5,558)
Alnylam Pharmaceuticals, Inc.	34	05/16/25	USD	290.00	USD	918	(27,200)
Arcellx, Inc.	45	05/16/25	USD	75.00	USD	295	(9,000)
Argenx SE, ADR	31	05/16/25	USD	660.00	USD	1,835	(20,925)
Ascendis Pharma A/S, ADR	18	05/16/25	USD	170.00	USD	281	(9,000)
Avidity Biosciences, Inc.	34	05/16/25	USD	38.00	USD	100	(9,690)
Beam Therapeutics, Inc.	39	05/16/25	USD	26.00	USD	76	(1,755)
Becton Dickinson & Co.	91	05/16/25	USD	245.00	USD	2,084	(21,385)
Biohaven Ltd.	46	05/16/25	USD	30.57	USD	111	(5,939)
BioMarin Pharmaceutical, Inc.	40	05/16/25	USD	77.50	USD	283	(4,500)
Blueprint Medicines Corp.	51	05/16/25	USD	95.00	USD	451	(22,185)
Boston Scientific Corp.	281	05/16/25	USD	110.00	USD	2,835	(30,910)
Bridgebio Pharma, Inc.	32	05/16/25	USD	40.00	USD	111	(3,280)
Cencora, Inc.	100	05/16/25	USD	270.00	USD	2,781	(148,500)
Cooper Cos., Inc.	92	05/16/25	USD	85.00	USD	776	(26,910)
Danaher Corp.	60	05/16/25	USD	220.00	USD	1,230	(20,700)
Edwards Lifesciences Corp.	282	05/16/25	USD	75.00	USD	2,044	(70,500)
Elevance Health, Inc.	44	05/16/25	USD	440.00	USD	1,914	(84,480)
Exact Sciences Corp.	36	05/16/25	USD	49.50	USD	156	(4,967)
GE HealthCare Technologies, Inc.	210	05/16/25	USD	85.00	USD	1,695	(39,900)
Guardant Health, Inc.	46	05/16/25	USD	50.00	USD	196	(9,545)
IDEXX Laboratories, Inc.	12	05/16/25	USD	450.00	USD	504	(12,840)
Incyte Corp.	46	05/16/25	USD	65.00	USD	279	(7,475)
Insmed, Inc.	100	05/16/25	USD	82.50	USD	763	(27,000)
Inspire Medical Systems, Inc.	11	05/16/25	USD	180.00	USD	175	(6,490)
IQVIA Holdings, Inc.	13	05/16/25	USD	195.00	USD	229	(3,770)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Labcorp Holdings, Inc.	13	05/16/25	USD	250.00	USD	303	$ (3,315)
McKesson Corp.	55	05/16/25	USD	680.00	USD	3,701	(137,500)
Mettler-Toledo International, Inc.	2	05/16/25	USD	1,270.00	USD	236	(4,450)
Neurocrine Biosciences, Inc.	35	05/16/25	USD	120.00	USD	387	(12,250)
Nuvalent, Inc., Class A	54	05/16/25	USD	90.00	USD	383	(12,690)
Penumbra, Inc.	22	05/16/25	USD	300.00	USD	588	(12,430)
PTC Therapeutics, Inc.	38	05/16/25	USD	60.00	USD	194	(10,260)
Quest Diagnostics, Inc.	21	05/16/25	USD	190.00	USD	355	(2,730)
Rhythm Pharmaceuticals, Inc.	84	05/16/25	USD	60.00	USD	445	(21,420)
Structure Therapeutics, Inc., ADR	54	05/16/25	USD	25.00	USD	93	(2,835)
Vaxcyte, Inc.	30	05/16/25	USD	85.00	USD	113	(2,250)
Waters Corp.	21	05/16/25	USD	390.00	USD	774	(23,940)
WaVe Life Sciences Ltd.	36	05/16/25	USD	10.88	USD	29	(1,830)
West Pharmaceutical Services, Inc.	18	05/16/25	USD	250.00	USD	403	(10,350)
Xenon Pharmaceuticals, Inc.	67	05/16/25	USD	37.50	USD	225	(15,912)
Zoetis, Inc., Class A	44	05/16/25	USD	170.00	USD	724	(16,060)
Stryker Corp.	126	06/20/25	USD	390.00	USD	4,690	(126,000)
							$ (3,556,834)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Zealand Pharma A/S	Bank of America N.A.	3,000	04/03/25	DKK	794.13	DKK	1,554	$ —
Denali Therapeutics, Inc.	Bank of America N.A.	6,700	04/23/25	USD	17.24	USD	91	(2,842)
AstraZeneca PLC	Goldman Sachs International	6,200	04/25/25	GBP	124.24	GBP	705	(2,285)
Sanofi SA	BNP Paribas SA	5,400	04/25/25	EUR	112.06	EUR	553	(1,616)
Zealand Pharma A/S	Bank of America N.A.	300	04/25/25	DKK	611.60	DKK	155	(89)
AstraZeneca PLC	Bank of America N.A.	3,300	04/29/25	GBP	120.00	GBP	375	(4,214)
Roche Holding AG	Goldman Sachs International	5,300	04/30/25	CHF	297.04	CHF	1,543	(27,885)
UCB SA	Barclays Bank PLC	3,200	04/30/25	EUR	188.71	EUR	521	(2,998)
Alcon AG	Morgan Stanley & Co. International PLC	6,100	05/07/25	USD	93.27	USD	579	(27,787)
Sanofi SA	Barclays Bank PLC	12,000	05/08/25	EUR	105.79	EUR	1,229	(23,520)
Daiichi Sankyo Co. Ltd.	UBS AG	21,900	05/13/25	JPY	3,924.90	JPY	78,223	(6,107)
								$ (99,343)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 145,189,531	$ 518,828	$ —	$ 145,708,359
Capital Markets	695,289	—	—	695,289
Health Care Equipment & Supplies	144,620,440	—	183,598	144,804,038
Health Care Providers & Services	77,269,306	—	—	77,269,306
Life Sciences Tools & Services	48,798,018	—	—	48,798,018
Pharmaceuticals	92,015,810	16,225,692	—	108,241,502
Corporate Bonds	—	—	49,843	49,843
Other Interests	—	—	59,387	59,387
Preferred Securities
Preferred Stocks	—	—	3,487,817	3,487,817
Rights	—	—	42,525	42,525
Warrants	640	—	26,274	26,914
Short-Term Securities
Money Market Funds	13,012,783	—	—	13,012,783
	$521,601,817	$16,744,520	$3,849,444	$542,195,781
Derivative Financial Instruments(a)
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(3,490,987)	(165,190)	—	(3,656,177)
	$(3,490,987)	$(165,190)	$—	$(3,656,177)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right